Consolidated Balance Sheets ¥ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Current Assets
Cash, cash equivalents, and restricted cash	$ 1,433,158	$ 5,744,078
Accounts receivable, net of allowance for doubtful accounts of $231,937 and $76,462, respectively	967,819	2,137,711
Prepaid expenses	26,721	29,031
Other receivables	64,023	98,594
Total Current Assets	2,491,721	8,009,414
Property and equipment, net	3,129,884	49,012
Other Assets
Deferred tax assets	11,121	15,382
Operating lease assets, net		224,127
VAT credit	2,349
Receivable from related parties		71,035
Total Other Assets	13,470	310,544
Total Assets	5,635,075	8,368,970
Current Liabilities:
Accounts payable and accrued liabilities	313,086	1,028,210
VAT and other taxes payable		136,126
Deferred income	20,179	23,091
Operating lease liabilities, current		162,735
Short-term loans payable	372,679
Total Current Liabilities	705,944	1,350,162
Long-term operating lease liabilities		61,392
Total Liabilities	705,944	1,411,554
Equity:
Ordinary shares: 50,000,000 shares authorized, par value: $0.001 per share, 11,675,216 and 11,675,216 shares issued and outstanding as of December 31, 2022 and 2021, respectively	11,675	11,675
Additional paid in capital	6,845,394	6,845,394
Statutory reserve	327,140	327,140
Retained earnings	(2,202,990)	(282,791)
Accumulated other comprehensive (loss) income	(52,088)	62,903
Total MDJM Ltd shareholders' equity	4,929,131	6,964,321
Noncontrolling interest		(6,905)
Total Liabilities and Equity	$ 5,635,075	$ 8,368,970